THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited - THE acquisition of the Company of AI Solutions and Insurance Business (Details) - USD ($)
	Dec. 27, 2024	Dec. 19, 2024	Nov. 27, 2024	Sep. 30, 2025	Nov. 01, 2024	Sep. 30, 2024	Jun. 21, 2024
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335		$ 0.00833335
Goodwill				$ 350,849,431
AI Solutions and Insurance Business
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Acquired equity interest, subsidiaries, percentage	100.00%
The value of the shares issued	$ 139,991,322
Net assets	4,049,418
Goodwill	$ 135,941,904			$ 137,545,159
Target Company
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Company agreed to acquired			100.00%
Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value			$ 0.00833335	$ 0.00833335		0.00833335	$ 0.00833335
Common Class A | Target Company
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Number of shares agreed to issue			69,995,661
Purchase price per share			$ 2
Common Class B
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.00833335
Purchase price per share					$ 0.05
Amount received		$ 1,000,000
Ahanzhai Development Co., Ltd. | Common Class B
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Number of shares agreed to issue					10,200,000
Consideration					$ 510,000
LX Management Company Limited | Common Class B
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Number of shares agreed to issue					9,800,000
Consideration					$ 490,000